Background and Nature of Operations	1 Months Ended
Jan. 31, 2021
Background and Nature of Operations [Abstract]
Background and Nature of Operations

Note 1: Background and Nature of Operations

FREYR Battery (the “Company”) was incorporated as a public limited liability company (“Société Anonyme”) under the laws of Grand Duchy of Luxembourg on January 20, 2021. The Company was formed for the purpose of effecting a merger between Alussa Energy Acquisition Corp. (“Alussa”), FREYR AS (“FREYR”), and certain other affiliated entities through a series of transactions (the “Business Combination”) pursuant to the definitive agreement entered into on January 29, 2021. In conjunction with the Business Combination, Alussa and FREYR will become wholly-owned subsidiaries of and will be operated by the Company. Upon the completion of the Business Combination, the Company will succeed to substantially all of the operations of its predecessor, FREYR.